Post-retirement benefits - Summary of movement in effect of the asset ceiling (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (2,542)	$ (2,530)
Interest	(79)	(90)	$ (113)
Movement in the effect of the asset ceiling	33	1	8
Currency exchange rate (loss)/gain	(135)	(113)
Ending balance	(2,499)	(2,542)	(2,530)
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(1,616)
Interest	(45)
Currency exchange rate (loss)/gain	(104)
Ending balance	(1,501)	(1,616)
Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(926)
Interest	(34)
Currency exchange rate (loss)/gain	(31)
Ending balance	(998)	(926)
Effect of asset ceiling [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(63)	(49)
Interest	(6)	(5)
Movement in the effect of the asset ceiling	(33)	(1)
Currency exchange rate (loss)/gain	(9)	(8)
Ending balance	(111)	(63)	$ (49)
Effect of asset ceiling [Member] | Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(63)
Interest	(6)
Movement in the effect of the asset ceiling	(33)
Currency exchange rate (loss)/gain	(9)
Ending balance	$ (111)	$ (63)